STERLING CAPITAL CORPORATION

Report for the Six Months Ended June 30, 1997













OFFICERS



		Walter Scheuer ...................Chairman of the Board of Directors

		Wayne S. Reisner .................President

		Richard Kaufman ..................Executive Vice President and Treasurer







DIRECTORS



		Jay Eliasberg							   Nathan Kingsley

		Arthur P. Floor						   Archer Scherl

		Walter Scheuer





	   Transfer Agent and Registrar                     Custodian

		  Registrar and Transfer Company                   Chase Manhattan Bank
		 	10 Commerce Drive                                4 New York Plaza
    Cranford, New Jersey 07016		                     New York, New York  10004



	        Auditors   		                                General Counsel

 Stavisky, Knittle, Isaacs                            Skadden, Arps,
 & Dichek, C.P.A., P.C.                               Slate, Meagher & Flom
 342 Madison Avenue                                   919 Third Avenue
 New York, New York 10173                             New York, New York 10022





                     STERLING CAPITAL CORPORATION

                         635 Madison Avenue
                         New York, N.Y. 10022


					                                               August 22, 1997

To our Shareholders:

   	 The bull market in equities remained firmly in place during the first half of 1997. Following a brief correction in stock prices in response to the Federal Reserve's increase in short-term interest rates in March, the major indices resumed their advance with the S&P 500 Index recording a 19.5% increase for the first six months of the year. This performance follows six consecutive years of gains for stocks and an average annual rate of increase during this period of 18%. Fixed income markets recovered from a first quarter decline and posted a more modest 2% return for the first half of the year.

    	Economic conditions presently are providing an almost ideal backdrop for the financial markets. The economy is now in its seventh year of expansion without showing any meaningful signs of recession. Job creation has been excellent with employment rising approximately 200,000 per month over the past eighteen months. Consumer confidence is still strong and the wealth effect from the strength of financial markets should contribute to favorable spending patterns by consumers in the second half of the year. Corporate profits are showing positive comparisons and upward revisions of earnings estimates by analysts still exceeded downward revisions in the latest quarter.

     Importantly, inflation remains remarkably subdued. Following a long economic expansion, wage and commodity cost pressures usually build and lead to an increase in inflation rates. We had expected that a tight labor market, as evidenced by the current unemployment rate of 4.8%, would lead to an acceleration in wage inflation. This has not occurred and the consumer inflation rate has declined this year to a 2% annualized rate. Commodity prices also remain soft with the Producer Price Index actually recording declines during most of this year. Given this recent data on inflation, it appears unlikely that the Federal Reserve would raise rates in the near term. In addition, the U.S. government budget deficit is rapidly declining and thereby reducing the amount of borrowing required through new issuance of Treasury securities. This is having a favorable impact on bonds and has resulted in a more positive interest rate outlook than would normally be expected at this point in an economic cycle.

    	The outlook for equities appears more problematic. Despite an extremely favorable demand/supply condition for stocks, valuations are high and the recent rates of price appreciation are unsustainable. Moreover, investor expectations with respect to rates of return and the level of risk are overly optimistic which usually occurs at market tops. Nevertheless, despite our cautious outlook for equities generally, we continue to search for undervalued stocks that can generate above average rates of return. This focus has resulted in the purchase of companies that are out of favor in the market and to certain smaller capitalization companies with above average growth potential.

    	Enclosed is a report of our Corporation's operations for the six months ended June 30, 1997. The unaudited net asset value per share of the Corporation's Common Stock as at June 30, 1997 was $8.62, as compared with its audited net asset value at December 31, 1996 of $8.15 per share, in both instances giving effect to the Corporation's distribution to shareholders of $.37 per share paid on January 22, 1997 to shareholders of record at the close of business on December 30, 1996. As at August 20, 1997 the unaudited net asset value per share was approximately
$9.00 after further giving effect to a distribution to shareholders of $.037 per share, payable on September 10, 1997 to shareholders of record at the close of business on August 27, 1997. As at June 30, 1997 and August 20, 1997 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $6.375 and $6.938, respectively.
Thus, as at June 30, 1997 and August 20, 1997 the market price for the Corporation's shares represented discounts of approximately 26% and 23%, respectively, from the Corporation's net asset values at such dates.

    	Certain of the Corporation's officers and directors and their associates may from time to time add to their investments in the Corporation's Common Stock by open market purchases or in private transactions. Since January 1, 1997 certain of the Corporation's officer's and directors and their associates have purchased an aggregate of 53,000 shares of the Corporation's capital stock. Officers and directors of the Corporation currently own beneficially, directly or indirectly, an aggregate of 1,923,296 shares (76.9% of the outstanding shares) of the Corporation's capital stock, not including 101,000 shares (4.04% of the Corporation's outstanding shares) owned by certain associates of such persons with respect to which such officers and directors disclaim any beneficial interest.


                    								Very truly yours,


			                    					Wayne S. Reisner
                            President




                         STERLING CAPITAL CORPORATION

                         INVESTMENTS IN SECURITIES

                            As at June 30, 1997

                   						       (Unaudited)



                                              Number of    Market Value
                                 								      Shares       (Note A)
	Common and Preferred Stocks -  58.28%
	Telecommunication and Media -  12.26%
 BCE, Inc. .....................................   15,000		    $420,000
 Airtouch Communications Inc.*..................	  15,000	      412,500
 Viacom Inc. Cl A *.............................   11,000       323,812
 Cellular Technical Services Inc.*..............   35,000       319,375
 SBC Communications Inc.........................    5,000       309,375
 Octel Communications Corp. * ..................   10,000       234,375
 GTE Corp.......................................    5,000		     219,375
 AT&T Corp......................................	   5,000		     175,312
 Tele-Communications Int'l Inc.*................ 	 10,000	      154,375
 Tele-Communications Inc. TCI Group A *.........	   5,000        74,375

                                                    	 	 					$2,642,874
                                                                  __________


	Financial Services and Insurance - 11.18%
	 Mellon Bank Corp. ..................................   12,000		    $541,500
  Chase Manhattan Corp. ..............................    5,000	      485,312
  PartnerRe Ltd.......................................   10,000	      381,250
	 MBIA, Inc...........................................    3,000	      338,438
	 SunAmerica Inc. ....................................    4,000	      195,000
	 Long Island Bancorp ................................    5,000		     181,563
	 Fleet Financial Group ..............................    2,500	      158,125
  Conseco Financing Trust Pfd ........................    5,000	      129,688
                                                       											 $2,410,876





















	*  Non-income producing security









			The accompanying notes are an integral part of these statements



STERLING CAPITAL CORPORATION

INVESTMENTS IN SECURITIES - continued

As at June 30, 1997

 (Unaudited)



                                								         Number of       Market Value
                             								               Shares        (Note A)

	Real Estate and
	Real Estate Investment Trusts - 8.26%
	 Camden Property Trust ........................     15,100		    $477,537
	 Chateau Communities, Inc. ....................     15,630		     447,409
	 Capstead Mortgage Corp. ......................     12,500		     308,594
	 Oasis Residential, Inc........................     10,000	      235,000
	 Catellus Development Corp. *..................     10,000	      181,875

	 Equity Residential Properties Trust Pfd C.....      5,000	      130,000
   											                                                 $1,780,415



	Technology -  8.18%
  Parkervision Inc. *...........................	        33,000		 $651,750
  Network Peripherals, Inc. * ..................         49,500    349,594
  Avnet, Inc....................................          5,000		  287,500
  Electronic Data Systems ......................          5,000    205,937
  Seagate Technology * .........................          5,000    176,250
  Mentor Graphics Corp. *.......................         10,000     92,500
                                                   											  $1,763,531

	Healthcare and Related Services - 4.87%
	 Rhone Poulenc S.A. ADR. ......................         10,227   $425,699
	 Rhone Poulenc Overseas LTD 8.125%
	  Preferred Series A ..........................         10,000	   248,125
 	Cognizant Corp.  .............................          5,000    202,500
	 Pharmacia & Upjohn  ..........................          5,000    173,750
	 Matria Healthcare, Inc. * ....................             40		      155
                                                    											 $1,050,229
	Oil Services - 3.48%

	 Triton Energy Corp. * ........................          5,000   $229,062
	 Tidewater Inc.................................          5,000		  220,000
	 Global Marine *...............................	         7,500    174,844
	 Occidental Petroleum Corp. ...................          5,000	   125,312
                                                   											    $749,218

	*  Non-income producing security



			The accompanying notes are an integral part of these statements



STERLING CAPITAL CORPORATION
INVESTMENTS IN SECURITIES - continued
As at June 30, 1997
 (Unaudited)



                                      				  Number of        Market Value
                                  								  Shares            (Note A)

	Office Equipment and Supplies - 2.68%
	 Xerox Corp............................      3,000	    	    $236,625
	 OfficeMax Inc. * .....................     15,000	          216,563
	 Ikon Office Solutions.................      5,000		         124,688
                                                     						  $577,876
	Publishing -  1.87%

 	 K-III Communications Senior
	  Exchangeable Preferred .............      15,000		        $403,125

	Automotive and Automotive Products - 1.47%

	 Ford Motor Co. ........................... 5,000		         $190,000
	 Goodyear Tire & Rubber Co. ............... 2,000	    	      126,625
                                                     							 $316,625
	Retail - 1.34%

	 Carson Pirie Scott & Co. *................ 5,000		         $158,750
	 J C Penny Co., Inc. ...................... 2,500		          130,469
                                                    	 					  $289,219
	Consumer Goods - 1.21%
	 Kimberly Clark Corp. ....................  3,000		         $149,250
	 Black & Decker Corp. ....................  3,000	           111,562
                                                     					   $260,812
	Transportation Services - 0.77%

	 Ryder System Inc. .......................  5,000		         $165,000





   *  Non-income producing security







		     The accompanying notes are an integral part of these statements

STERLING CAPITAL CORPORATION
INVESTMENTS IN SECURITIES - continued
As at June 30, 1997
(Unaudited)





                            								       Number of       Market Value
                             								      Shares   	        (Note A)
	Textiles and Apparel - 0.44%

	 Fieldcrest Cannon Inc.* ............      5,000		         $95,000

 	Miscellaneous Securities - 0.27%
	 Technology General Corp. *    **....    292,600		         $58,520

	Total common and preferred stocks  (cost $9,621,370)
                                                        $12,563,320
















*  Non-income producing security





** Investment in a company representing 5% or more of such company's outstanding voting securities (such company is defined as an "affiliated company" in Section 2(a)(2) of the Investment Company Act of 1940, as amended). This investment was purchased on February 7, 1969 at a cost of $266,000 and is valued at the average of the bid and ask prices in the over-the-counter market on June 30, 1997.







The accompanying notes are an integral part of these statements






STERLING CAPITAL CORPORATION

INVESTMENTS IN SECURITIES - continued

As at June 30, 1997

(Unaudited)





                                       								    Principal		Market Value
                              								               Amount  	   (Note A)

	Commercial Paper - 6.96%
	 General Motors Acceptance Corporation
  5.49% due 7/2/1997 .............................   $500,000	 	   $500,000
	 General Electric Capital Corporation
  5.53% due 7/9/1997 .............................    500,000		     500,000
	 Ford Motor Credit Co.
	  5.54% due 7/16/1997 ...........................    500,000	 	    500,000
 	Total Commercial Paper (cost $1,500,000) .......			            $1,500,000

		Corporate Bonds and Notes - 3.67%
 	 ADT Operations Inc. 8.25% debenture
    due 8/1/2000................................... 	$150,000      $155,344
	 Stop and Shop Companies 9.75%
  senior subordinated note due 2/1/2002 ..........    150,000		     165,656
	 Caesar's World 8.875% senior
  subordinated note due 8/15/2002 ................    200,000		     206,000
	 ADT Operations Inc. 9.25% senior
	 subordinated note due 8/1/2003 .................    250,000		     265,000
	Total corporate bonds and notes
 (cost $735,625)..................................	           			  $792,000

	U.S. Government Obligations - 9.28%
  U.S. Treasury Note 5.125% due 2/28/1998 .........  $500,000      $497,969
  U.S. Treasury Note 5.5% due 2/28/1999 ...........   500,000		     495,781
  U.S. Treasury Note 6.25% due 3/31/1999 ..........   250,000		     250,860
  U.S. Treasury Note 6% due 8/15/1999 .............	  250,000	      249,375
  U.S. Treasury Note 6% due 10/15/1999 ............	  250,000	      249,531
  U.S. Treasury Note 7% due 7/15/2006 ............	   250,000		     257,187
 Total U.S. Government Obligations (cost $1,987,962)	           	$2,000,703






The accompanying notes are an integral part of these statements





STERLING CAPITAL CORPORATION

INVESTMENTS IN SECURITIES - continued

As at June 30, 1997

(Unaudited)



                              								          Principal       Market Value
                                      								    Amount  	     (Note A)
	Government Agencies - 6.71%
	 Federal National Mortgage Association
	  7.1% due 8/8/2001 .........................   $200,000		     $200,000
	 Federal Home Loan Bank
   7.13% due 1/24/2002 .......................    200,000		      200,250
	 Federal Home Loan Mortgage Corp.
   6.625% due 6/4/2002 .......................    250,000		      247,969
	 Federal National Mortgage Association
   8% due 6/15/2006 ..........................	   200,000	       202,688
	 Federal Home Loan Mortgage Corp.
   Step-Up Notes 7.2% due 8/7/2006 ...........    200,000        200,625
	 Federal Home Loan Mortgage Corp.
   7.29% due 2/26/2007 .......................    200,000		      197,625
	 Federal National Mortgage Association
   7.5% due 3/12/2007 ........................    200,000		      197,937
	Total Government Agencies (cost $1,449,987) 	 	           		 $1,447,094

	Total Investments (cost $15,294,944)				                    $18,303,117
















The accompanying notes are an integral part of these statements



STERLING CAPITAL CORPORATION

STATEMENT OF ASSETS AND LIABILITIES

As at June 30, 1997

(Unaudited)



ASSETS



	Investment in securities, at value
		(identified cost $15,294,944) (Note A).......................	$ 18,303,117
	Cash..........................................................       16,879
	Vista U.S. Government Money Market Fund.......................    2,887,015
	Investment in real estate (cost $100,000).....................	      50,000
	Receivables:
		Investment securities sold...................................      193,812
		Dividends and interest.......................................      156,738
		Other........................................................	      14,838
	Deferred Pension Costs........................................       51,033

	Total assets..................................................	 $21,673,432


LIABILITIES

	Payables:

	  Accrued expenses and other liabilities......................	    $115,266

	Total liabilities.............................................	    $115,266


NET ASSETS

	Common Stock, authorized 10,000,000 shares,
		outstanding 2,500,000 shares, $1 par value each............. 	 $2,500,000
	Paid in capital..............................................   17,722,718
	Excess of distributions over accumulated net investment loss.   (6,433,528)
	Excess of net realized gain on investments over distributions	   4,810,802
	Unrealized appreciation of investments.......................	   2,958,174
	Net assets...................................................  $21,558,166

	Net assets per outstanding share.............................	       $8.62









The accompanying notes are an integral part of these statements

STERLING CAPITAL CORPORATION

STATEMENT OF OPERATIONS

For the Six Months ended June 30, 1997

(Unaudited)



	Investment income and expenses:
		Interest.....................................................	 $ 184,408
		Dividends....................................................    253,354
 Total income..................................................	 $ 437,762

 Expenses (Notes C, D and E):

		Officers' salaries...........................................	 $  84,750
		Pension plan.................................................     35,869
		Office salaries..............................................     35,759
		Custodian fees and expenses..................................	    34,010
		Payroll taxes, fees and employee benefits....................     24,542
		Directors' fees and expenses.................................	    20,858
		Equipment rentals............................................	    12,560
		Rent and Electric............................................     12,317
		Legal, audit and professional fees...........................	    10,000
		Transfer agent and registrar fees............................	     7,734
		American Stock Exchange listing fee..........................      7,500
		Insurance.................................................... 	    6,542
		Federal, state and local taxes...............................	     3,038
		Miscellaneous................................................      1,564
		  Total expenses............................................	   $297,043
	Net investment income.......................................   	$ 140,719




















(continued)





The accompanying notes are an integral part of these statements



STERLING CAPITAL CORPORATION

STATEMENT OF OPERATIONS-continued

For the Six Months ended June 30, 1997

(Unaudited)



	Net investment income (from previous page)...................       $140,719

	Net gain/(loss) on investments (Notes A and B):
		Realized gain from securities transactions:
	  Proceeds from sales........................................   $  4,961,239
	  Cost of securities sold....................................      3,439,858
	  Net realized gain..........................................   $  1,521,381

		Unrealized appreciation of investments:
		Beginning of period.........................................	  $  3,446,712
		End of period...............................................	     2,958,174
		Net decrease in unrealized appreciation.....................	  $   (488,538)

	Net realized and unrealized gain on investments..............   $  1,032,843

	Net increase in net assets resulting from operations........	   $  1,173,562






























The accompanying notes are an integral part of these statements

STERLING CAPITAL CORPORATION

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1997 (unaudited) and December 31, 1996



                                     								        Six months
                                                     ended      		Year ended
                                                     June 30,     December 31,
                                                     1997          1996

	From investment activities:
	  Net investment income.........................  $    140,719  	$   148,887
	  Net realized gain from securities transactions     1,521,381	      869,485
	  Net change in unrealized appreciation ........      (488,538)	   1,691,663

	Increase in net assets derived from
  investment activities..........................	    1,173,562	    2,710,035

	Distributions to shareholders (Note F) .........            0	    (1,055,000)

	Net Assets:
	  Beginning of year.............................    20,384,604	   18,729,569

	  End of period.................................   $21,558,166	  $20,384,604





















The accompanying notes are an integral part of these statements





STERLING CAPITAL CORPORATION

NOTES TO FINANCIAL STATEMENTS

As at June 30, 1997

(Unaudited)


Note A - Significant Accounting Policies

    	Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.



(1) Security Valuation



     Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Corporate commercial paper is valued at cost, which approximates market value. Investments in real estate are valued at fair value as determined by the Board of Directors.



(2) Federal Income Taxes



     The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.



    	The Corporation for the fiscal year ending December 31, 1997 will probably be a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income will probably be "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. It is anticipated that the Corporation will not have any undistributed personal holding company income for the year ended December 31, 1997. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The
Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

(3) Securities Transactions

	    Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

   	 Dividends to shareholders are recorded on the dividend declaration date.

(5) Use of Estimates

    	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

    	The following summarizes all securities transactions by the Corporation for the six months ended June 30, 1997:

Purchases (includes $14,000,000 of short term
corporate commercial paper) ........	 $18,995,541

Sales (includes $13,500,000 of short term
corporate commercial paper) ...............	 $16,939,858

    	Net gain on investments for the six months ended June 30, 1997 was $1,032,843. This amount represents the net increase in value of investments held during the period. The components are as follows:

     			Long transactions ............................		 $1,032,843

     			Net gain on investments .....................		  $1,032,843


    	Gross unrealized gains and losses in the Corporation's portfolio of investments amounted to $3,887,698 and $929,524, respectively, as at June 30, 1997.


Note C - Rent

    	The Corporation sublets a portion of office space at 635 Madison Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by Walter Scheuer, the Chairman of the Board of Directors and principal shareholder of the Corporation. The term of the Windy Gates lease expires on June 30, 2004. The term of the sublease to the Corporation expires on June 30, 2004. The annual rental obligation of these premises is being allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current net annual expense for this space is approximately $24,000.
Note D - Other Transactions with Affiliates



    	Aggregate remuneration paid or accrued by the Corporation for the six months ended June 30, 1997 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

			Officers' salaries................................	 $  84,750

			Amount paid or accrued under Pension Plan ........     12,533

			Directors' fees...................................     20,000



    	Incident to the sublease arrangements for office space at 635 Madison Avenue referred to in Note C above, Mr. Scheuer and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the six months ended June 30, 1997, Mr. Scheuer and the Corporation paid or accrued approximately $239,000 and $50,000, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to Mr. Scheuer personally for which they received compensation from Mr. Scheuer.


Note E - Pension Plan

    	The Corporation has a defined benefit pension plan covering substantially all of its employees', other than Union employees and part-time employees. The benefits are based on years of service and the employee's compensation. The Corporation's funding policy is to contribute annually the maximum amount that can be deducted for Federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.


    	The following table sets forth the plan's funded status and amounts recognized in the Corporation's statement of assets and liabilities at December 31, 1996:


			Actuarial present value of benefit obligations:
			  Accumulated benefit obligations, including
			  vested benefits of $254,581..............................	 ($256,717)

			Projected benefit obligation for service rendered to date..	  (321,008)

			Plan assets at fair value..................................	   227,080

			Projected benefit obligation in excess of plan assets......	   (93,928)

			Prior service costs........................................	    44,682

			Unrecognized net loss (gain) from past experience different
    from that assumed and effect of changes in assumptions.....	  (39,298)

			Unrecognized net transition obligation at January 1, 1996,
			 being recognized over 25 years............................	    110,118

			Accrued pension expense....................................	     29,459

			Prepaid pension cost included in other assets..............      51,033

			Net pension cost for 1996 included the following components:
			Service cost - benefits earned during the period...........	    $41,828

			Interest cost on projected benefit obligation..............	     24,045

			Actual return on plan assets...............................	    (16,866)

			Net amortization and deferral..............................	      9,331


			Net periodic pension cost .................................      58,338


    	The weighted average discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 6.0% and 3.0% respectively. The expected long-term rate of return on assets was 8.0%.

Note F- Distributions to Shareholders

    	On January 22, 1997 the Corporation paid a cash distribution of $.37 per share to shareholders of record at the close of business on December 30, 1996. The Corporation believes that the entire amount of the distribution should be treated as a distribution of net capital gains and "investment company taxable income" to shareholders and for Federal income tax purposes was taxable to calendar year shareholders in 1996 even though the distribution was paid to shareholders in 1997. The
Board of Directors determined that of the aggregate amount of the distribution ($925,000), $125,000 be considered a charge on the Corporation's books against net investment income and $800,000 be considered a charge on the Corporation's books against net realized gains. Detailed information with respect to the distribution has been provided to each shareholder.



    	On August 1, 1997 the Board of Directors of the Corporation declared a cash distribution of $.037 per share, payable
September 10, 1997 to shareholders of record at the close of business on August 27, 1997. The entire amount of the distribution represents a distribution of net capital gains and "investment company taxable income" to shareholders realized by the Corporation during 1996 that was not previously distributed to shareholders. The Corporation believes that the entire amount of the distribution should be treated as a distribution of net capital gains and "investment company taxable income" to shareholders and for Federal income tax purposes is taxable to such calendar year shareholders in 1997 even though the distribution represents net capital gains and "investment company taxable income" realized by the Corporation during 1996. The Board of Directors determined that of the aggregate amount of the distribution ($92,500), $23,015 be considered a charge on the Corporation's books against net investment income and $69,485 be considered a charge on the Corporation's books against net realized gains. Detailed information with respect to the distribution will be provided to each shareholder.























STERLING CAPITAL CORPORATION

SUPPLEMENTARY INFORMATION

As at June 30, 1997


Selected data for each share of capital stock outstanding throughout each period:

                               		 Six Months
                             				   ended          Year Ended December 31
					                            June 30, 1997  1996 	1995  1994  1993  1992
                          					  (Unaudited)(1)        (Audited)

Investment income ...............   	$.18	      $.27 	$.39 	$.38 	$.36 	$.35

Expenses ........................		   .12	       .21 	 .25   .28   .24  	.31

Net investment income ...........     .06	       .06 	 .14	  .10	  .12	  .04

Distributions of net realized
capital gains ...................      --       (.36) (.53)  -	   (.67) (.96)

Distributions of net investment income	--	      (.06) (.15) (.08) (.15)   -

Net realized gain (loss) and increase
(decrease) in unrealized appreciation .41       1.02 	1.16	 (.68) 1.08   .72

Net increase (decrease) in net asset
value                                 .47	       .66 	 .62  (.66)  .38   (.20)

Net asset value:
 Beginning of period ............... 	8.15	     7.49  6.87  7.53  7.15   7.35

 End of period  .................... $8.62     $8.15 $7.49 $6.87 $7.53 $ 7.15

Ratio of expenses to average
net assets                           	1.4%	     2.6%  3.4%  3.8%  3.1%  4.0%

Ratio of net investment income to
average net assets .................   .7%	      .8% 	1.8%  1.3%  1.6%   .6%

Portfolio turnover ................  	 21%	     57%	   51%   77%   95%    99%

Number of shares outstanding at end
of each period (in 000's)  ......... 	2,500	  2,500	 2,500 2,500  2,500  2,500







(1) Not annualized



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